Comprehensive Income (Tables)	12 Months Ended
Sep. 30, 2013
Comprehensive Income [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]

	September 30,
	2013	2012
	(In thousands)
Net unrealized holding gains (losses) on securities available for sale, net of deferred income tax of $473,000 and $(319,000), respectively	$(719)	$483
Benefit plan adjustment, net of related deferred taxes of $599,000 and $245,000, respectively	(909)	(372)

	$(1,628)	$111